Financial Assets - Summary of Term Deposits Maturity (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Term deposits	¥ 559,341	¥ 449,400
Not later than one year [member]
Disclosure of financial assets [line items]
Term deposits	158,920	97,076
Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Term deposits	323,021	349,524
After five years but within ten years [member]
Disclosure of financial assets [line items]
Term deposits	¥ 77,400	¥ 2,800